Segment Information - Divisions	6 Months Ended
Jun. 30, 2019
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Segment Information - Divisions

3 SEGMENT INFORMATION - DIVISIONS

First Half	Beauty & Personal Care	Home Care	Foods & Refreshment	Total
Turnover (€ million)
2018	10,084	5,048	11,220	26,352
2019	10,721	5,410	9,995	26,126
Change (%)	6.3	7.2	(10.9)	(0.9)
Impact of:
Exchange rates(a) (%)	2.2	(0.4)	0.6	1.1
Acquisitions (%)	0.6	0.2	0.5	0.5
Disposals (%)	—	—	(13.0)	(5.5)
Underlying sales growth (%)	3.3	7.4	1.3	3.3

Price(a) (%)	1.6	4.5	1.4	2.1
Volume (%)	1.7	2.8	(0.1)	1.2

Operating profit (€ million)
2018(b)	2,056	651	1,822	4,529
2019	2,322	652	1,615	4,589
Underlying operating profit (€ million)
2018(b)	2,220	646	2,101	4,967
2019	2,469	756	1,829	5,054
Operating margin (%)
2018(b)	20.4	12.9	16.2	17.2
2019	21.7	12.1	16.2	17.6
Underlying operating margin (%)
2018(b)	22.0	12.8	18.7	18.8
2019	23.0	14.0	18.3	19.3

(a)

Underlying price growth in Venezuela and Argentina has been excluded when calculating the price growth in the tables above, and an equal and opposite adjustment made in the calculation of exchange rate impact. See page 6 for further details.

(b)	Restated following adoption of IFRS 16. Refer note 1 and note 9.

Turnover growth is made up of distinct individual growth components namely underlying sales, currency impact, acquisitions and disposals. Turnover growth is arrived at by multiplying these individual components on a compounded basis as there is a currency impact on each of the other components. Accordingly, turnover growth is more than just the sum of the individual components.

Underlying operating profit represents our measure of segment profit or loss as it is the primary measure used for the purpose of making decisions about allocating resources and assessing performance of segments. Underlying operating margin is calculated as underlying operating profit divided by turnover.